19 Deferred taxes and contributions (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Taxes And Contributions
Profit before income taxes		R$ 1,326,002	R$ 4,677,942	R$ 3,912,319
Statutory rate		34.00%	34.00%	34.00%
Estimated expense at statutory rate		R$ (450,841)	R$ (1,590,500)	R$ (1,330,186)
Tax benefit of interest on equity		126,604	312,339	264,816
Permanent differences Provision - Law 4,819/1958 - G0	[1]	(37,675)	(44,426)	(46,544)
Donations		(8,672)	(19,888)	(13,068)
Other differences		17,900	32,050	47,731
Income tax and social contribution		(352,684)	(1,310,425)	(1,077,251)
Current income tax and social contribution		(460,721)	(1,155,463)	(852,655)
Deferred income tax and social contribution		R$ 108,037	R$ (154,962)	R$ (224,596)
Effective rate		27.00%	28.00%	28.00%

[1]	Permanent difference related to the provision for actuarial liability (Note 21 (b) (ii)).